IMPAIRMENT TESTING (Details textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Projected cash flows calculation period	10 years
Impairment charge arising in current year	$ 39
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)	8.30%	8.70%	8.80%